Financial and capital risks management (Other receivables) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial and capital risks management [line items]
Gross carrying amount	¥ 2,285,688
Loss allowance	187,675	¥ 52,531
Current [member]
Financial and capital risks management [line items]
Gross carrying amount	2,244,414
Loss allowance	150,898
Over 3 years
Financial and capital risks management [line items]
Gross carrying amount	41,274
Loss allowance	¥ 36,777